TAXES ON INCOME (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net profit (loss) as reported in the statements of operations	$ 42	$ (264)	$ (305)
Statutory tax rate	26.50%	26.50%	25.00%	25.00%
Income Tax under statutory tax rate	$ 11	$ (70)	$ (76)
Less valuation allowance	$ (11)	$ 70	$ 76
Actual income tax